Organization and Description of Business (Details)	9 Months Ended	0 Months Ended
	Sep. 30, 2014 item	Jul. 29, 2013 item
Organization and description of business
Number of classes of common stock	2
Number of distinct basins where entity's assets are located	2
Number of industry segments	1
Number of geographic areas in which the entity operates	1
Pre-IPO owners of JEH
Organization and description of business
Exchange ratio		1
Number of votes for each holder of common stock		1
JEH
Organization and description of business
Economic interest		74.70%